Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 431,270	$ 49,517
Accounts receivable, net	386,462	544,749
Inventories	988,910	1,146,120
Prepaid expenses	$ 15,461	268,267
Other current assets		15,057
Total Current Assets	$ 1,822,103	2,044,857
Property and equipment, net of accumulated depreciation of $266,099 and $174,613, respectively	$ 247,235	266,553
Other Assets
Loan receivable, net of current portion		177,232
Intangible assets, net of accumulated amortization of $52,683 and $39,548	$ 1,131,793	1,156,115
Total Other Assets	1,131,793	1,333,347
Total Assets	3,201,131	3,644,757
Current Liabilities
Accounts payable and accrued expenses	790,616	883,587
Credit card indebtedness	22,066	$ 21,147
Loans Payable	755,771
Total Current Liabilities	$ 1,568,453	$ 904,734
Stockholders' Equity
Preferred Stock, 1,000,000 shares authorized, $0.001 par value, none issued
Common stock, 100,000,000 shares authorized, $0.00001 par value 68,447,202 and 54,276,037 issued and outstanding, respectively	$ 684	$ 543
Additional paid-in capital	$ 14,879,160	13,177,720
Subscriptions received		100,000
Accumulated Deficit	$ (13,247,166)	(10,538,240)
Total Stockholders' Equity	1,632,678	2,740,023
Total Liabilities and Stockholders' Equity	$ 3,201,131	$ 3,644,757